Northern Lights Fund Trust

Altegris GSA Trend Strategy Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris GSA Trend Strategy Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on January 19, 2017 (SEC Accession No. 0001580642-17-000281).